Derivative Financial Instruments - Interest rate swaps held for trading (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Nov. 30, 2020	Mar. 31, 2020
Interest rate swaps held for trading
Disclosure of detailed information about financial instruments
Notional Amount	$ 343,333	$ 473,333
Unrealized gain (loss) on derivatives held for trading	$ 11,092	$ (8,623)	$ (14,381)
Gaslog Partners with GasLog, fixed interest rate of 1.63%/1.43%
Disclosure of detailed information about financial instruments
Fixed Interest Rate		1.63%		1.43%	1.63%
Notional Amount		$ 130,000
Trade date		Nov 2016
Effective date		Nov 2016
Termination date		July 2021
Decrease in interest rate due to collateral					(0.20%)
Gaslog Partners with GasLog, fixed interest rate of 1.72%/1.52%
Disclosure of detailed information about financial instruments
Fixed Interest Rate	1.72%			1.52%	1.72%
Notional Amount	$ 130,000	$ 130,000
Trade date	Nov 2016
Effective date	Nov 2016
Termination date	July 2022
Decrease in interest rate due to collateral					(0.20%)
Gaslog Partners with GasLog, fixed interest rate of 2.19%/1.99%
Disclosure of detailed information about financial instruments
Fixed Interest Rate	2.19%			1.99%	2.19%
Notional Amount	$ 80,000	80,000
Trade date	July 2017
Effective date	July 2017
Termination date	June 2022
Decrease in interest rate due to collateral					(0.20%)
Gaslog Partners with GasLog, fixed interest rate of 3.15%/2.95% and 3.14%/2.94%
Disclosure of detailed information about financial instruments
Notional Amount		$ 155,000
Number of terminated agreements | item		2
Payment made on termination of agreement		$ 13,210
GAS-twenty seven Ltd with DNB Bank ASA and Ing Bank N.V
Disclosure of detailed information about financial instruments
Notional Amount		$ 133,333
Number of agreements entered into | item		4
Payment received on entering into agreement		$ 16,056
GAS-twenty seven Ltd with DNB Bank ASA, fixed interest rate of 3.146%
Disclosure of detailed information about financial instruments
Fixed Interest Rate	3.146%
Notional Amount	$ 48,889	48,889
Trade date	July 2020
Effective date	July 2020
Termination date	July 2024
GAS-twenty seven Ltd with DNB Bank ASA, fixed interest rate of 3.069%
Disclosure of detailed information about financial instruments
Fixed Interest Rate	3.069%
Notional Amount	$ 40,000	40,000
Trade date	July 2020
Effective date	July 2020
Termination date	April 2025
GAS-twenty seven Ltd with ING Bank N.V, fixed interest rate of 3.24%
Disclosure of detailed information about financial instruments
Fixed Interest Rate	3.24%
Notional Amount	$ 24,444	24,444
Trade date	July 2020
Effective date	July 2020
Termination date	July 2024
GAS-twenty seven Ltd with ING Bank N.V, fixed interest rate of 3.176%
Disclosure of detailed information about financial instruments
Fixed Interest Rate	3.176%
Notional Amount	$ 20,000	$ 20,000
Trade date	July 2020
Effective date	July 2020
Termination date	April 2025